Offerings - Offering: 1	Jul. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	113,104,405
Proposed Maximum Offering Price per Unit	18.13
Maximum Aggregate Offering Price	$ 2,050,582,862.65
Fee Rate	0.01531%
Amount of Registration Fee	$ 313,944.24
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock of Mobileye Global Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's common stock. The Amount Registered represents 113,104,405 additional shares of the Registrant's common stock reserved for issuance under the Amended and Restated Mobileye Global Inc. 2022 Equity Incentive Plan ("2022 Plan") resulting from stockholder approval of the proposed increase in the number of authorized share reserves available for issuance under the 2022 Plan. The Proposed Maximum Offering Price Per Unit is estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the 2022 Plan, on the basis of the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Select Market ("Nasdaq") on June 27, 2025, which date is within five business days prior to filing this Registration Statement. The Amount of Registration Fee is rounded to the nearest cent. The Registrant does not have any fee offsets.